Derivative Liabilities	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Derivative Liabilities

14.	Derivative Liabilities

	2023	2022

Warrant liabilities	€4,044,000	€2,635,778
Convertible notes payable	4,562,000	1,040,009
Total	€8,606,000	€3,675,787

Convertible Notes Payables and Debt Discount (Contra-Debt)

The Company entered into Securities Purchase Agreements (the “Agreements”) with certain third-party creditors and related parties (the “Holders”) whereby the Company issued 20% Original Issue Discount Senior Convertible Promissory Notes (the “Notes”) with an aggregate principal amount (par value) of approximately €4.5 million (the “Principal”), convertible into the Company’s ordinary shares with a par value of €0.01 per share (the “Ordinary Shares”). The Notes are payable on the earlier of: (i) six (6) months from the Issue Date (e.g. August 19, 2022) or (ii) on the date on which the Company consummates a Qualified IPO (as defined in the Agreements) (such date, the “Maturity Date”), or such earlier date as the Notes are required or permitted to be repaid, unless Holder elects to convert the Principal into a certain number of shares of the Company’s Ordinary Shares, and pursuant to the terms of conversion. The Company may prepay the Notes in cash, at any time following the Issue Date and up to the Maturity Date, at a premium of one hundred and five percent (105%) of the face amount of the Note, upon five (5) day prior written notice to Holder.

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

The Notes are convertible at the Holder’s election upon the closing of a Qualified IPO into Ordinary Shares of the Company at a conversion price equal to 100% of the offering price to the public in the Qualified IPO (the “Conversion Price”). The Notes become immediately due and payable upon an Event of Default (as defined in the Agreements).

Due to these embedded features within the Notes, the Company elected to account for the Notes at fair value at inception under IFRS 9, “Financial Instruments”. Subsequent changes in fair value are recorded as a component of other income (loss) in the Consolidated Statements of Operations.

The Company estimates the fair value of the convertible note payable using a probability weighted scenario method, which determines the present value of the conversion and redemption options and weights them based on their probabilities of occurrence. The fair value of the Notes upon issuance was estimated to be €4,562,000 as of December 31, 2023 (2022: €1,040,009). The face value was € 4,260,131 plus debt discount of €[301,869] as of December 31, 2023 (2022: respectively €1,074,548 and €214,909).

The 20% original discount to the principal amount is included in the carrying value of the Notes. During 2023, the Company recorded a debt discount of €852,026 (2022: €214,909) upon issuance of the Notes for the original issue discount. As a result of electing the fair value option, any direct costs and fees related to the Notes were expensed as incurred. The Company recorded a loss of €1,153,895 (2022: €180,370) related to the change in fair value of the Notes which was recognized in other income (expense) on the Consolidated Statement of Operations as a result of the Company’s election of the fair value option.

The following table presents the Notes as of December 31, 2023:

	2023	2022

Face value of the Notes	€4,260,131	€1,074,548
Debt discount	(852,026)	(214,909)
Carrying value of the Notes	3,408,105	859,639
Fair value adjustment through earnings	1,153,895	180,370
Fair value of the Notes	€4,562,000	€1,040,009

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

On May 8, 2023, the Company and the relevant noteholders amended the terms of the Notes to extend the Maturity Date to December 31, 2023, and to clarify that Ordinary Shares means American Depositary Shares (“ADS”).

The majority of the Convertible Promissory Notes the Company had outstanding as of December 31, 2023 had a maturity date of January 1, 2024. The Company proposed and all of the Convertible Promissory Note holders agreed to extend the maturity date to March 31, 2024, in exchange for a payment, upon IPO, of 5% of the principal value of their Notes in cash. In April, all of the Convertible Promissory Note holders agree to extend the maturity date to April 30, 2024 for additional compensation of 2% of the principal value. The Convertible Promissory Notes are currently in default; however, in June 2024 the Company is seeking the Convertible Promissory Note holders’ agreement to extend the maturity date to December 31, 2024. In return, the Company will provide the Convertible Promissory Note holders with additional compensation in the amount of 5% of the principal amount outstanding, payable in ADSs issued within 7 days of the IPO. In addition, the Company, will increase the discount offered to those who convert the full principal value of their Convertible Promissory Notes into RanMarine ADSs at the IPO to a 25% discount off of the IPO price. If the final IPO structure includes one or more warrants, the Convertible Promissory Note holders will receive the same warrant(s) for any principal amount that is converted into RanMarine ADSs. The Company believes that the Convertible Promissory Note holders will agree to the extension as they have done twice before.

Warrant Liabilities

With each Note purchase, the Holder was also issued warrants to purchase up to 40,000 Ordinary Shares of the Company (the “Warrant Shares”) for every €100,000 of Note principal (the “Warrants”). Each Warrant is exercisable for a period commencing on the date the Company completes a Qualified IPO and terminating five (5) years after such date at an exercise price of €0.01 per share, subject to customary anti-dilution adjustments. If, at any time after the issuance date of the Warrant, a registration statement covering the resale of the Warrant Shares is not effective, the Holder may exercise the Warrant by means of a cashless exercise.

The Warrants were determined to be liabilities under IAS 32, “Financial Statements: Presentation.” as they are puttable to the Company upon the occurrence of a Fundamental Transaction (as defined in the agreements). As such, the Company recorded the Warrants as a liability at fair value recognized in earnings. The Company utilized the Black Scholes Model to calculate the value of these warrants issued during the years ended December 31, 2023 and 2022. The fair value of the Warrants of €4.4 million (2022: €2.5 million) was estimated at the date of issuance using the following weighted average assumptions: dividend yield 0% (2022: 0%); expected term of five years; volatility 45.0% (2022: 37%); and a risk-free interest rate 3.8% (2022: 4.0%). During the year ended December 31, 2023, the Company recorded a loss of €(1,408,222) (2022: €2,635,779) related to the change in fair value of the warrant liability which is recorded in other income (expense) on the Consolidated Statements of Operations.

Transaction costs incurred attributable to the issuance of the Warrants were immediately expensed in accordance with IAS 32.